Consolidated Balance Sheet (Parenthetical) - Asian Equity Exchange Group Co LTD [Member] - $ / shares	Mar. 31, 2016	Dec. 31, 2015
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock par value	$ 0.00001	$ 0.00001
Common stock shares issued	1,000,000,000	1,000,000,000
Common stock shares outstanding	1,000,000,000	1,000,000,000